Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Prospectus Date	rr_ProspectusDate	Nov. 28, 2023
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2024